Cover	Mar. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2025
Entity File Number	000-09376
Entity Registrant Name	Innovative Food Holdings, Inc.
Entity Central Index Key	0000312257
Entity Tax Identification Number	20-1167761
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	9696 Bonita Beach Rd
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34135
City Area Code	239
Local Phone Number	596-0204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false